Share-Based Compensation (Table) (Details) - Restricted Stock Units RSU [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Unvested, Number of Units, opening balance	261,461	881,213
Unvested, Weighted Average Fair Value on Grant Date, opening balance	$ 21.92	$ 22.35
Vested, Number of Units	(174,328)	(535,912)
Vested, Actual Fair Value on Vesting Date	$ 24.64	$ 26.11
Granted in January 2024, Number of Units		13,195
Granted in January 2024, Weighted Average Fair Value on Grant Date		$ 18.82
Granted in March 2024, Number of Units		58,215
Granted in March 2024, Weighted Average Fair Value on Grant Date		$ 17.80
Forfeit, Number of units		(155,250)
Unvested, Number of Units, closing balance	87,133	261,461
Unvested, Weighted Average Fair Value on Grant Date,closing balance	$ 21.92	$ 21.92